Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expense [Abstract]
General and administrative	$ 46,618	$ 71,469	$ 53,295
Research and development	56,567	69,454	96,235
Total operating expenses	$ 103,185	$ 140,923	$ 149,530